Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TOTAL RETURN FUND, INC.
Entity Central Index Key	0001681576
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000174964
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Investor Class
Trading Symbol	PTTFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,937	9,951
2/28/17	10,067	10,051
5/31/17	10,263	10,201
8/31/17	10,418	10,327
11/30/17	10,413	10,270
2/28/18	10,327	10,102
5/31/18	10,367	10,163
8/31/18	10,417	10,218
11/30/18	10,324	10,133
2/28/19	10,647	10,422
5/31/19	11,056	10,814
8/31/19	11,482	11,258
11/30/19	11,485	11,226
2/29/20	11,851	11,640
5/31/20	11,715	11,832
8/31/20	12,228	11,987
11/30/20	12,395	12,044
2/28/21	12,350	11,801
5/31/21	12,381	11,784
8/31/21	12,641	11,977
11/30/21	12,575	11,905
2/28/22	12,163	11,489
5/31/22	11,268	10,815
8/31/22	10,985	10,597
11/30/22	10,617	10,376
2/28/23	10,709	10,372
5/31/23	10,852	10,583
8/31/23	10,725	10,471
11/30/23	10,741	10,499
2/29/24	11,000	10,717
5/31/24	11,027	10,722
8/31/24	11,574	11,235
11/30/24	11,578	11,220
2/28/25	11,745	11,340
5/31/25	11,671	11,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Investor Class)	5.84%	-0.07%	1.83%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.45

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 652,211,000
Holdings Count | Holding	1,454
Advisory Fees Paid, Amount	$ 1,631,000
InvestmentCompanyPortfolioTurnover	150.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$652,211 Number of Portfolio Holdings1,454
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	28.5%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.6
Asset-Backed Securities	13.5
Bank Loans	7.5
Non-U.S. Government Mortgage-Backed Securities	7.5
Foreign Government Obligations & Municipalities	1.3
Municipal Securities	0.5
Short-Term and Other	2.5

Largest Holdings [Text Block]
U.S. Treasury Notes	16.1%
U.S. Treasury Bonds	12.4
Federal National Mortgage Assn.	9.4
Federal Home Loan Mortgage	5.4
Government National Mortgage Assn.	4.8
Carvana Auto Receivables Trust	0.6
CarMax Auto Owner Trust	0.6
Cross Mortgage Trust	0.6
Santander Drive Auto Receivables Trust	0.5
Octagon Investment Partners 47	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000174965
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Advisor Class
Trading Symbol	PTATX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,936	9,951
2/28/17	10,056	10,051
5/31/17	10,243	10,201
8/31/17	10,388	10,327
11/30/17	10,375	10,270
2/28/18	10,284	10,102
5/31/18	10,317	10,163
8/31/18	10,358	10,218
11/30/18	10,259	10,133
2/28/19	10,572	10,422
5/31/19	10,970	10,814
8/31/19	11,383	11,258
11/30/19	11,379	11,226
2/29/20	11,733	11,640
5/31/20	11,590	11,832
8/31/20	12,089	11,987
11/30/20	12,245	12,044
2/28/21	12,192	11,801
5/31/21	12,214	11,784
8/31/21	12,472	11,977
11/30/21	12,387	11,905
2/28/22	11,972	11,489
5/31/22	11,083	10,815
8/31/22	10,809	10,597
11/30/22	10,427	10,376
2/28/23	10,523	10,372
5/31/23	10,643	10,583
8/31/23	10,511	10,471
11/30/23	10,532	10,499
2/29/24	10,778	10,717
5/31/24	10,784	10,722
8/31/24	11,323	11,235
11/30/24	11,320	11,220
2/28/25	11,460	11,340
5/31/25	11,381	11,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Advisor Class)	5.54%	-0.36%	1.53%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.45

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 652,211,000
Holdings Count | Holding	1,454
Advisory Fees Paid, Amount	$ 1,631,000
InvestmentCompanyPortfolioTurnover	150.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$652,211 Number of Portfolio Holdings1,454
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	28.5%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.6
Asset-Backed Securities	13.5
Bank Loans	7.5
Non-U.S. Government Mortgage-Backed Securities	7.5
Foreign Government Obligations & Municipalities	1.3
Municipal Securities	0.5
Short-Term and Other	2.5

Largest Holdings [Text Block]
U.S. Treasury Notes	16.1%
U.S. Treasury Bonds	12.4
Federal National Mortgage Assn.	9.4
Federal Home Loan Mortgage	5.4
Government National Mortgage Assn.	4.8
Carvana Auto Receivables Trust	0.6
CarMax Auto Owner Trust	0.6
Cross Mortgage Trust	0.6
Santander Drive Auto Receivables Trust	0.5
Octagon Investment Partners 47	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000174966
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	I Class
Trading Symbol	PTKIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory/Strategy Benchmark
11/15/16	500,000	500,000
11/30/16	496,851	497,530
2/28/17	503,363	502,564
5/31/17	513,256	510,073
8/31/17	521,056	516,343
11/30/17	520,933	513,521
2/28/18	516,856	505,103
5/31/18	519,026	508,162
8/31/18	522,174	510,924
11/30/18	517,720	506,629
2/28/19	533,443	521,113
5/31/19	554,123	540,686
8/31/19	575,568	562,898
11/30/19	576,503	561,300
2/29/20	595,034	581,993
5/31/20	588,368	591,595
8/31/20	613,717	599,337
11/30/20	622,323	602,185
2/28/21	620,290	590,046
5/31/21	622,099	589,200
8/31/21	635,958	598,831
11/30/21	632,907	595,239
2/28/22	611,769	574,444
5/31/22	566,964	540,756
8/31/22	553,535	529,870
11/30/22	534,537	518,813
2/28/23	539,983	518,597
5/31/23	546,764	529,168
8/31/23	540,523	523,548
11/30/23	541,527	524,934
2/29/24	555,425	535,852
5/31/24	556,327	536,077
8/31/24	584,780	561,749
11/30/24	585,222	561,023
2/28/25	593,124	566,975
5/31/25	589,617	565,341

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (I Class)	5.98%	0.04%	1.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.45

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 652,211,000
Holdings Count | Holding	1,454
Advisory Fees Paid, Amount	$ 1,631,000
InvestmentCompanyPortfolioTurnover	150.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$652,211 Number of Portfolio Holdings1,454
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	28.5%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.6
Asset-Backed Securities	13.5
Bank Loans	7.5
Non-U.S. Government Mortgage-Backed Securities	7.5
Foreign Government Obligations & Municipalities	1.3
Municipal Securities	0.5
Short-Term and Other	2.5

Largest Holdings [Text Block]
U.S. Treasury Notes	16.1%
U.S. Treasury Bonds	12.4
Federal National Mortgage Assn.	9.4
Federal Home Loan Mortgage	5.4
Government National Mortgage Assn.	4.8
Carvana Auto Receivables Trust	0.6
CarMax Auto Owner Trust	0.6
Cross Mortgage Trust	0.6
Santander Drive Auto Receivables Trust	0.5
Octagon Investment Partners 47	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless